Other Financial Assets Non-current - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 266.2	₨ 20,175.9	₨ 32,612.2
Loans to channel partners	93.3	7,071.8	7,063.5
Advance and other receivables recoverable in cash	87.7	6,648.2	7,611.3
Margin money with banks	48.0	3,638.4	5,346.8
Government grants receivables	161.5	12,241.0	6,656.7
Loans to employees	3.8	289.8	246.0
Restricted deposits	27.7	2,099.8	3,244.6
Others	106.4	8,063.5	7,404.6
Total	$ 794.6	₨ 60,228.4	₨ 70,185.7